Property, plant and equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Impairments on fixed assets	£ 8	£ 0
Freehold buildings | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	50 years
Freehold buildings | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	100 years
Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	4 years
Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	10 years
Plant and equipment, including service contract equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	3 years
Plant and equipment, including service contract equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	10 years
Office equipment, furniture and fittings | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	3 years
Office equipment, furniture and fittings | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment, estimated useful life	10 years